Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Value Fund))	0 Months Ended
	Aug. 28, 2012
Class A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%
Class C
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	2.26%
Fee Waiver and/or Expense Reimbursement	(0.11%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.15%
Class I
Operating Expenses:
Management Fees	0.80%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.11%	[2]
Total Annual Fund Operating Expenses	0.91%	[2]
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1],[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	[2]
Class N
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.46%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.67%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.60%
Class Y
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and/or Expense Reimbursement	(0.09%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.40% for Class A shares, 2.15% for Class C shares, 1.65% for Class N shares, 1.05% for Class Y shares, and 0.90% for Class I shares as calculated on the daily net assets of the Fund. Each of these fee waivers and/or expense limitations may not be amended or withdrawn until one year from the date of this prospectus.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.